Short-Term Debt (Schedule Of Short-Term Debt) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Banco Frances [Member] USD ($)	Dec. 31, 2013 Banco Frances [Member] ARS	Dec. 31, 2014 Citibank [Member] USD ($)
Line of Credit Facility [Line Items]
Bank overdrafts	$ 528	$ 7,156	$ 6,676	43,500
Short-term loans	32,000	393			32,000
Short-term debt	$ 32,528	$ 7,549
Interest rate accrued annually for bank overdraft			21.75%	21.75%
Weighted average interest rate					2.34%